Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Summary of Company's Reportable Operating Segments
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:
For the year ended December 31, 2019:

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Mineral, royalty and other interests impairment	Other	Income (loss) before taxes	Cash flow from operating activities
Aurizona, Brazil	Gold	$-	$3,357	$-	$675	$-	$-	$2,682	$1,757

Bachelor Lake, Canada	Gold	8,532	-	3,000	469	-	-	5,063	5,555

Black Fox, Canada	Gold	3,858	-	1,540	1,321	-	-	997	2,318

Bracemac-McLeod, Canada 1	Various	-	3,256	-	1,578	-	-	1,678	3,130

Chapada, Brazil	Copper	11,008	-	3,311	3,366	-	-	4,331	7,697

Diavik, Canada	Diamonds	-	5,674	-	7,256	2,448	-	(4,030)	5,924

Houndé, Burkina Faso	Gold	-	6,425	-	4,037	-	-	2,388	5,037

Karma, Burkina Faso	Gold	8,156	-	1,634	3,775	-	-	2,747	6,647

Ming, Canada	Gold	3,760	-	-	1,889	-	-	1,871	3,760

Santa Elena, Mexico	Gold	13,066	-	4,252	560	-	-	8,254	8,832

Yamana silver stream, Argentina	Silver	15,222	-	4,549	9,692	-	-	981	10,672

Other Royalties 2	Various	-	7,120	-	3,227	212	(340)	4,021	4,684

Total Segments		$63,602	$25,832	$18,286	$37,845	$2,660	$(340)	$30,983	$66,013

Corporate:

Administration & Project evaluation expenses		-	-	-	-	-	-	(14,184)	(8,557)

Foreign exchange loss		-	-	-	-	-	-	(86)	-

Gain on revaluation of investments		-	-	-	-	-	-	9,456	-

Finance expense, net		-	-	-	-	-	-	(2,747)	373

Other		-	-	-	-	-	414	(414)	(490)

Total Corporate		$-	$-	$-	$-	$-	$414	$(7,975)	$(8,674)

Consolidated		$63,602	$25,832	$18,286	$37,845	$2,660	$74	$23,008	$57,339

1	Royalty revenue from Bracemac-McLeod consists of $1.2 million from copper and $2.1 million from zinc.
2
Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek and others. Includes royalty revenue from royalty interests located in Canada of $2.2 million, the United States of $1.1 million, Argentina of $1.1 million, Honduras of $1.0 million and other of $1.7 million. Includes royalty revenue from gold of $6.3 million and other base metals of $0.8 million.

For the year ended December 31, 2018:

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Mineral, royalty and other interests impairment	Other	Income (loss) before taxes	Cash flow from operating activities
Bachelor Lake, Canada	Gold	$6,923	$280	$2,667	$402	$-	$-	$4,134	$4,756

Black Fox, Canada	Gold	5,674	-	2,396	1,443	-	-	1,835	3,484

Bracemac-McLeod, Canada 1	Various	-	3,237	-	1,327	-	-	1,910	3,370

Chapada, Brazil	Copper	11,608	-	3,469	4,100	-	-	4,039	8,139

Diavik, Canada	Diamonds	-	7,197	-	5,697	-	-	1,500	7,047

Houndé, Burkina Faso	Gold	-	6,744	-	4,478	-	-	2,266	5,393

Karma, Burkina Faso	Gold	8,041	-	1,610	3,941	-	-	2,490	6,539

Ming, Canada	Gold	940	-	-	396	-	-	544	940

Santa Elena, Mexico	Gold	13,097	-	4,652	750	-	-	7,695	8,908

Yamana silver stream, Argentina	Silver	3,808	-	1,166	2,392	-	-	250	2,645

Other Royalties 2	Various	-	5,060	-	3,941	4,475	(759)	(2,597)	4,734

Other	Gold	541	-	43	161	-	538	(201)	506
Total Segments		$50,632	$22,518	$16,003	$29,028	$4,475	$(221)	$23,865	$56,461

Corporate:

Administration & Project evaluation expenses		-	-	-	-	-	-	(11,253)	(7,378)

Foreign exchange loss		-	-	-	-	-	-	(2,630)	-

Gain on revaluation of investments		-	-	-	-	-	-	30	-

Finance expense, net		-	-	-	-	-	-	(1,585)	(37)

Other		-	-	-	-	-	(277)	277	(1,472)
Total Corporate		$-	$-	$-	$-	$-	$(277)	$(15,161)	$(8,887)

Consolidated		$50,632	$22,518	$16,003	$29,028	$4,475	$(498)	$8,704	$47,574

1	Royalty revenue from Bracemac-McLeod consists of $1.0 million from copper and $2.2 million from zinc.
2
Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek and others. Includes royalty revenue from royalty interests located in Canada of $0.8 million, in the United States of $0.6 million, Argentina of $1.3 million, Honduras of $1.2 million and other of $1.2 million. Includes royalty revenue from gold of $4.3 million and other base metals of $0.8 million.

Total assets as of:

In $000s	December 31, 2019	December 31, 2018

Aurizona	$11,706	$10,723

Bachelor Lake	-	525

Black Fox	8,405	9,708

Bracemac-McLeod	3,915	5,366

Chapada	55,586	58,926

Diavik	21,238	31,192

Fruta del Norte	33,300	-

Hod Maden 1	122,403	133,042

Houndé	37,596	41,549

Hugo North Extension and Heruga	35,351	35,351

Karma	13,041	16,983

Ming	9,015	10,904

Relief Canyon	26,416	-

Santa Elena	1,744	2,356

Yamana silver stream	58,488	68,164

Other Royalties 2	80,281	82,092
Total Segments	$518,485	$506,881

Corporate:

Cash and cash equivalents	6,971	5,892

Investments	83,641	60,180

Deferred income tax assets	4,303	9,038

Other assets	9,775	6,896

Total Corporate	$104,690	$82,006

Consolidated	$623,175	$588,887

1
Includes royalty interest of $5.8 million and investment in associate of $116.6 million at December 31, 2019. Includes royalty interest of $5.8 million and investment in associate of $127.2 million at December 31, 2018.

2
Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the royalty interest has been summarized under Other Royalties. Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and others.

Non-current Assets by Geographical Region
Non-current
assets by geographical region as of:

In $000s	December 31, 2019 1	December 31, 2018 1

North America

Canada	$68,083	$77,484

USA	41,994	15,574

Mexico	1,835	2,387

South & Central America

Argentina	$72,739	$83,463

Brazil	69,057	73,014

Ecuador	33,226	-

French Guiana	5,160	5,154

Chile	2,460	2,460

Africa

Burkina Faso	$49,688	$57,015

South Africa	3,744	4,022

Other

Turkey	$126,644	$137,520

Mongolia	35,992	36,589

Australia	3,661	2,535

Other	3,605	4,213

Consolidated	$517,888	$501,430

1	Includes Mineral, royalty and other interests (note 6), Investment in associate (note 7) and Other long-term assets.